RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT - Impact of restatement on statements of cash flows (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement Of Cash Flows
Net loss (income)	$ (15,379,000)	$ (17,639,000)	$ (2,497,000)	$ (5,056,000)	$ (33,018,000)	$ (7,553,000)	$ (52,556,000)	$ (55,637,000)
PRIVETERRA ACQUISITION CORP.
Condensed Statement Of Cash Flows
Net loss (income)	$ (3,942,337)	$ (388,515)	$ 1,867,104	$ 2,773,393	(4,330,852)	$ 4,640,497	6,375,345	$ 8,200,831
Gain on forgiveness of deferred underwriting fee payable					$ (200,087)		(162,571)
Supplemental Disclosure of Non-cash Financing Activities:
Forgiveness of deferred underwriting fee payable							3,604,829
PRIVETERRA ACQUISITION CORP. | As Previously Reported
Condensed Statement Of Cash Flows
Net loss (income)							9,980,174
Gain on forgiveness of deferred underwriting fee payable							(3,767,400)
PRIVETERRA ACQUISITION CORP. | Restatement Adjustment
Condensed Statement Of Cash Flows
Net loss (income)							(3,604,829)
Gain on forgiveness of deferred underwriting fee payable							(3,604,829)
Supplemental Disclosure of Non-cash Financing Activities:
Forgiveness of deferred underwriting fee payable							$ 3,604,829